Related-party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related-party transactions	Related-party transactions
Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below.
Relationship with Meridiam Europe IV A S.A.S
Meridiam Europe IV A S.A.S is a related party under common control of Meridiam SAS. On December 20, 2024, Allego N.V. and Meridiam Europe IV A S.A.S., entered into a convertible bond agreement for the first tranche of the Meridiam Contribution, pursuant to the TFA, with an aggregate principal amount of €150,000 thousand. The 15% convertible bonds, with a principal amount of €100 thousand per bond, were issued on December 27, 2024, when the proceeds were received by the Group. The bonds shall carry a compounding interest rate of 15% per annum, which shall accrue and be added to the aggregate outstanding principal amount of such Bonds monthly in arrears on the last day of each month, starting from the last day of the month following the issuance date. Refer to Note 25 for further details on the convertible debt agreement.
Relationship with EV Cars
EV Cars is a related party under common control of Meridiam EM SAS. On June 28, 2021, the Group entered into a contract with EV Cars for the design, construction, installation and operation and maintenance of charging stations.
Relationship with Meridiam Faolan EV Cars
Contingent upon the Delisting, as part of the TFA, Meridiam SAS, through its managed funds, has committed to making available to Allego an amount of €46,000 thousand in order to develop, operate and maintain charging sites in Germany. Meridiam Faolan EV Cars is a related party under common control of Meridiam EM SAS. On June 14, 2024, the Group entered into contracts with Meridiam Faolan EV Cars for the design, construction, installation and operation, maintenance and energy supply of charging stations at designated parking areas of Porta sites in Germany.
Voltalis
Upon completion of the MOMA acquisition, Voltalis became a related party of the Group in accordance with the criteria outlined in IAS 24 Related Party Disclosures through its relationship with Meridiam SAS. Madeleine — the majority shareholder of the Company — is indirectly owned by Meridiam. Voltalis is considered to be a controlled investment of Meridiam. Consequently, the Group and Voltalis are related parties and the related-party transactions have been disclosed in the table in this note.
36.1. Transactions with related parties

(in €‘000)	Relationship	2024	2023	2022
Madeleine Charging B.V.	Immediate parent entity
Interest expenses on shareholder loans		—	—	1,743
Reimbursement of advisory fees		—	—	953
Share-based payment expenses		—	—	74,001
Meridiam Europe IV A S.A.S.	Other related party
Convertible debt		150,000	—	—
Interest expense on convertible debt		230	—	—
Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Revenue from contracts with related party		—	—	1,066
EV Cars	Other related party
Revenue from contracts with related party		9,734	15,585	51,424
Meridiam Faolan EV Cars GmbH & Co. KG	Other related party
Revenue from contracts with related party		43,199	—	—
Voltalis	Other related party
Revenue from contracts with related party		5,455	5,455	2,268
Fair value losses on pref. shares derivatives and net loss on sale of pref. shares derivatives		—	—	69
Executive Board Member	Key management
Other payments		—	—	4,740
The transactions with Mega-E until March 16, 2022, are considered related-party transactions. The Group obtained control of Mega-E as of that date. All subsequent transactions are therefore considered to be intra-group transactions and have been eliminated in these consolidated financial statements.
36.2. Balances with related parties
At December 31, 2024 and 2023, the Group held the following balances with related parties:

(in €‘000)	Relationship	December 31, 2024	December 31, 2023
Meridiam Europe IV A S.A.S.	Other related party
Convertible debt		(150,000)	—
Interest payable on convertible debt		(229)	—
EV Cars	Other related party
Contract assets with related party		—	—
Contract liabilities with related party		(7,883)	(6,241)
Trade receivables from related party		5,896	7,178
Trade payable to related party		(727)	(220)
Meridiam Faolan EV Cars GmbH & Co. KG	Other related party
Contract assets with related party		—	—
Contract liabilities with related party		(14,500)	—
Trade receivables from related party		1,084	—
Trade payable to related party		(677)	—
Voltalis	Other related party
Current receivables from related party		1,637	—
36.3. Remuneration of key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group. The Group considers all executive and non-executive members of the Board of Directors and the Executive Board to be key management personnel as defined in IAS 24 Related party disclosures. The Executive Board consists of the chief executive officer (CEO), the chief financial officer (CFO) and the chief technology officer (CTO).
The following remuneration of key management personnel was recognized as an expense in the consolidated statement of profit or loss for the years ended December 31, 2024, 2023 and 2022:

(in €‘000)	2024	2023	2022
Short-term employee benefits	1,702	3,210	5,262
Share-based payments	(8,645)	14,422	41,230
Total	(6,943)	17,632	46,492
Share-based payments - Special Fee Agreements
On February 25, 2022, the Company’s then immediate parent entity — Madeleine — entered into a Second Special Fees Agreement with the same external consulting firm as for the First Special Fees Agreement (refer to Note 11.2 for details). Prior to joining the Company as members of the Executive Board, two directors were contractors of the external consulting firm, in which capacity they provided management services related to the Company to Madeleine, the Company’s immediate shareholder.
The directors are entitled to compensation from the external consulting firm in the form of a fixed percentage of the total benefits (including the proceeds from a future sale of shares in the Company) that the external consulting firm will generate under the agreement. Therefore, the Group has considered that a portion of the share-based payment expenses related to the Special Fees Agreements represents key management compensation and accordingly recognized that portion as employee benefits expenses within general and administrative expenses. For the year ended December 31, 2024, that portion of the share-based payment expenses related to Second Special Fees Agreement amounted to €(9,161) thousand (2023: €3,480 thousand, 2022: €26,869 thousand).
For the year ended December 31, 2024, the remaining amount of the total share-based payment expenses related to the Special Fees Agreement of €(18,320) thousand (2023: €6,607 thousand, 2022: €58,145 thousand) is compensation for external consulting services. Therefore, the Group has recognized this amount as legal, accounting and consulting fees, within general and administrative expenses (refer to Note 9 and Note 11 for details).
Share-based payments - Management Incentive Plan
In March 2022, the Company established the management incentive plan and during the year ended December 31, 2023, issued the grant options and the performance options to the key management. These options are classified as equity-settled share-based payment transactions as the settlements with the participants shall be done using the Company’s shares. The vested options were recognized at fair value at the issuance date as an employee benefits expense in the general and administrative expenses, with a corresponding increase in equity. The Management Incentive Plan was terminated at December 31, 2023. Refer to Note 11.3 for details on the Management Incentive Plan.
Share-based payments - Long Term Incentive Plan
The Allego Board and the Compensation Committee approved the general framework for the Long Term Incentive Plan ("LTIP") on the Closing Date. The purpose of the LTIP is to provide eligible directors and employees the opportunity to receive stock-based incentive awards for employee motivation and retention and to align the economic interests of such persons with those of Allego’s shareholders. The delivery of certain shares or other instruments under the LTIP to directors and key management are agreed and approved in certain Allego Board meetings. On December 20, 2022, the Allego Board approved a detailed plan for the LTIP for future years. These options are classified as equity-settled share-based payment transactions as the settlements with the participants shall be done using the Company’s shares. The vested options were recognized at fair value at the issuance date as an employee benefits expense in the general and administrative expenses, with a corresponding increase in equity. Refer to Note 11.4 for details on the Long Term Incentive Plan.